Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Employee Stock Ownership Plan/Stock-Based Compensation [Abstract]
Summary of weighted-average assumptions used to determined fair value of stock option award

2011
Risk-free interest rate	1.42%
Expected term	7 1/ 2 Years
Expected stock price volatility	27.34%
Dividend yield	1.60%

Summary of activity in the stock option plan

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at beginning of year	281,829	$6.44	9.7 years	—
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—

Outstanding at December 31, 2012	281,829	$6.44	8.7 years	$2,474

Fully vested and expected to vest	281,829	$6.44	8.7 years	$2,474

Exercisable at end of year	56,366	$6.44	8.7 years	$132

2011

Weighted average fair value of options granted	$2.16

Summary of changes in the Company's nonvested shares

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value

Nonvested at January 1, 2012	116,910	$6.44
Granted	—	—
Vested	(23,382)	6.44
Forfeited	—	—

Nonvested at December 31, 2012	93,528	$6.44